091-23837fm

For Internal Use Only
Sec File No. 9-

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and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing
Received
DEC 19 2017
WASH D.C.

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

| **Part I** | **Initial Listing Report** |
|---|---|

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**Nasdaq BX, Inc. (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Corporation**
3. Class of New Derivative Securities Product:
**Exchange Traded Note**
4. Name of Underlying Instrument:
**VelocityShares Daily 4X Long EUR vs. USD Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**UEUR**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: OTC**
8. Position Limits of New Derivative Securities Product (if applicable):
**Regular way trades settle on T + 2 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

17019669

| **Part II** | **Execution** |
|---|---|

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Colleen Steele**

Title:
**Assistant Corporate Secretary**

Telephone Number:
**301-978-8736**

Manual Signature of Official Responsible for Form:

Date: **December 14, 2017**

Securities and Exchange Commission
Trading and Markets
DEC 20 2017
RECEIVED

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 19 2017 |

SEC 2449 (6-01)